Share-Based Payments - Summary of Different Methods of Incentive Plans (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares S/ / shares	Dec. 31, 2024 shares S/ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands	43	43
Performance-Based Option Agreement | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands	2,661
Annual volatility	33.54%
Risk- free rate	4.83%
Weighted average of fair value of options / shares | S/ / shares	S/ 8.59	S/ 9.61
Long-Term Incentive Management | Black Scholes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands	420
Annual volatility	33.54%
Risk- free rate	3.63%
Weighted average of fair value of options / shares | S/ / shares	S/ 1.12	1.25
Restricted Stock Units | Market value [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands	133
Weighted average of fair value of options / shares | S/ / shares	S/ 24.76	S/ 27.71
Performance-Based Option Agreement | Black Scholes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands	609
Annual volatility	37.09%
Risk- free rate	3.66%
Weighted average of fair value of options / shares | S/ / shares	S/ 1.96
Long-Term Incentive Management | Black Scholes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands	278
Annual volatility	37.09%
Risk- free rate	3.66%
Weighted average of fair value of options / shares | S/ / shares	S/ 4.26